Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2015
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Apr. 01, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Oct. 30, 2015
BBH U.S. Government Money Market Fund | BBH U.S. Government Money Market Fund | Regular Shares
Risk/Return:
Trading Symbol	BBMXX
BBH U.S. Government Money Market Fund | BBH U.S. Government Money Market Fund | Institutional Shares
Risk/Return:
Trading Symbol	BBSXX